Acquisitions and business divestments - Divestments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business divestments
Proceeds from divestments of consolidated businesses, net of transaction costs		$ 605.0
Net gains relating to divestments of consolidated businesses, net of transaction costs	$ 0.0	252.0	$ 0.0
Loss of retained obligations changes		$ (94.0)